THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Banks — 4.1%
China Merchants Bank Co., Ltd. — A(1)	2,461,547		$12,205,247

Beverages — 3.5%
Kweichow Moutai Co., Ltd. — A(1)	26,278		6,298,878
Wuliangye Yibin Co., Ltd. — A(1)	144,796		4,487,724

			10,786,602

Chemicals — 1.2%
Wanhua Chemical Group Co., Ltd. — A(1)	388,443		3,740,561

Construction Materials — 2.1%
Anhui Conch Cement Co., Ltd. — A(1)	732,869		6,415,215

Electronic Equipment, Instruments & Components — 3.3%
AVIC Jonhon Optronic Technology Co., Ltd. — A(1)	505,791		3,153,976
Luxshare Precision Industry Co., Ltd. — A(1)	381,439		3,166,170
NAURA Technology Group Co., Ltd. — A(1)	128,702		3,851,599

			10,171,745

Health Care Equipment & Supplies — 2.0%
Lepu Medical Technology Beijing Co., Ltd. — A(1)	1,000,000		6,128,973

Household Durables — 2.4%
Midea Group Co., Ltd. — A(1)	733,129		7,504,667

Insurance — 2.6%
Ping An Insurance Group Company of China, Ltd. — A(1)	749,428		8,097,288

Life Sciences Tools & Services — 1.2%
Hangzhou Tigermed Consulting Co., Ltd. — A(1)	244,700		3,772,538

Machinery — 1.7%
Estun Automation Co., Ltd. — A(1)*	2,277,900		5,258,660

TOTAL CHINA — “A” SHARES — (Cost $49,431,436)		24.1%	74,081,496

HONG KONG
Capital Markets — 3.1%
Hong Kong Exchanges & Clearing, Ltd.(1)	200,900		9,576,112

Diversified Consumer Services — 2.4%
New Oriental Education & Technology Group, Inc. ADR*	53,000		7,430,600

Entertainment — 1.2%
Tencent Music Entertainment Group ADR*	217,500		3,510,450

Gas Utilities — 1.1%
ENN Energy Holdings, Ltd.(1)	289,200		3,469,821

Hotels, Restaurants & Leisure — 0.5%
Galaxy Entertainment Group, Ltd.(1)	230,000		1,557,401

Insurance — 2.7%
AIA Group, Ltd.(1)	915,600		8,221,789

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Interactive Media & Services — 13.6%
JOYY, Inc. ADR*	37,300		$2,977,286
Tencent Holdings, Ltd.(1)	568,900		38,831,903

			41,809,189

Internet & Direct Marketing Retail — 20.4%
Alibaba Group Holding, Ltd.(1)*	1,294,408		40,746,122
JD.com, Inc. — A(1)*	272,300		8,484,502
JD.com, Inc. ADR*	136,150		8,685,009
Meituan Dianping — B(1)*	182,700		4,516,693

			62,432,326

IT Services — 2.8%
Chinasoft International, Ltd.(1)*	11,104,000		8,466,244

Life Sciences Tools & Services — 1.6%
Wuxi Biologics Cayman, Inc. 144A(1)*	242,500		5,010,050

Pharmaceuticals — 1.8%
Sino Biopharmaceutical, Ltd.(1)	4,167,000		5,408,145

Real Estate Management & Development — 6.3%
China Overseas Property Holdings, Ltd.(1)	2,335,000		2,433,463
China Resources Land, Ltd.(1)	1,376,000		5,685,114
CIFI Holdings Group Co., Ltd.(1)	5,880,000		5,260,928
Times China Holdings, Ltd.(1)	3,418,000		6,038,470

			19,417,975

Software — 1.9%
Kingdee International Software Group Co., Ltd.(1)*	1,211,000		3,347,554
Weimob, Inc. 144A(1)(2)*	1,898,000		2,618,848

			5,966,402

Specialty Retail — 1.8%
Zhongsheng Group Holdings, Ltd.(1)	862,500		5,353,631

TOTAL HONG KONG — (Cost $109,602,976)		61.2%	187,630,135

HONG KONG — “H” SHARES
Banks — 4.2%
China Construction Bank Corp.(1)	17,521,000		12,792,035

Capital Markets — 5.8%
China International Capital Corp., Ltd. 144A(1)*	3,550,000		8,407,992
CITIC Securities Co., Ltd.(1)	4,165,000		9,656,727

			18,064,719

Health Care Providers & Services — 1.1%
Sinopharm Group Co., Ltd.(1)	1,404,400		3,333,173

TOTAL HONG KONG — “H” SHARES — (Cost $31,959,755)		11.1%	34,189,927

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $141,562,731)		72.3%	221,820,062

TOTAL COMMON STOCK — (Cost $190,994,167)		96.4%	295,901,558

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Name of Issuer and Title of Issue	Shares			Value (Note A)
COMMON STOCK (continued)
COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 0.7%
Fidelity Investments Money Market Government Portfolio, 0.09%¥ — (Cost $2,201,680)		2,201,680		$2,201,680

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $2,201,680)			0.7%	2,201,680

	Principal Amount
SHORT TERM INVESTMENTS — 3.5%
Time Deposits — 3.5%
Barclays — London, 0.01%, 8/3/2020	USD	2,000,000		2,000,000
BNP Paribas — Paris, 0.00%, 8/3/2020	HKD	5,848,311		754,592
Citibank N.A. — New York, 0.01%, 8/3/2020	USD	4,000,000		3,999,999
JPMorgan Chase & Co. — New York, 0.01%, 8/3/2020	USD	4,000,000		4,000,000
Royal Bank of Canada — Toronto, 0.01%, 8/3/2020	USD	49,990		49,990

TOTAL SHORT TERM INVESTMENTS — (Cost $10,804,581)			3.5%	10,804,581

TOTAL INVESTMENTS — (Cost $204,000,428)			100.6%	308,907,819

OTHER ASSETS AND LIABILITIES			(0.6)%	(2,007,691)

NET ASSETS			100.0%	$306,900,128

Footnotes to Schedule of Investments

*	Denotes non-income producing security.
¥	Rate shown is the 7-day yield as of July 31, 2020.
(1)	Level 2 securities fair valued in accordance with procedures adopted by the Board of Directors. At July 31, 2020, the value of these securities amounted to $273,298,213 or 89.1% of net assets.
(2)

A security (or a portion of the security) is on loan. As of July 31, 2020, the market value of the security loaned was $2,095,079. The loaned security was secured with cash collateral of $2,201,680. Collateral is calculated based on prior day’s prices.

144A Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these restricted securities amounted to $16,036,890, which represented 5.2% of total net assets.

ADR American Depositary Receipt

HKD — Hong Kong dollar

USD — United States dollar

See notes to schedule of investments.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are generally valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$22,603,345	$273,298,213	$—	$295,901,558
Collateral on Securities on Loan	2,201,680	—	—	2,201,680
Short Term Investments	—	10,804,581	—	10,804,581

TOTAL INVESTMENTS	$24,805,025	$284,102,794	$—	$308,907,819

*	Please refer to the Schedule of Investments for additional security details.